Taxes (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Loss before tax	SFr 20,804,213	SFr 15,351,914	SFr 12,858,599
Tax calculated at a tax rate of 13.99%	2,910,509	2,147,733	1,798,918
Effect of different tax rates in USA and France	3,801	5,398	11,046
Deductible expenses charged against equity / deferred costs for issuance of shares	178,015	382,829	78,164
Sale of treasury shares by a subsidiary, recognized as financial loss (income) in standalone financial statements	1,666,594	(8,556)	(71,285)
Expenses not deductible for tax purposes	(514,017)	(145,195)	(160,729)
Temporary differences	(1,324)	(954)	(2,515)
Total tax losses not recognized as deferred tax asset	(4,243,578)	(2,381,255)	(1,653,599)
Income tax expense	SFr 0	SFr 0	SFr 0
Applicable tax rate	13.99%	13.99%	13.99%
Deferred income tax assets	SFr 0	SFr 0	SFr 0